FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Maturities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 11,650
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	2,583
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	1,204
2025
Disclosure of detailed information about borrowings [line items]
Borrowings	1,583
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	1,192
2027
Disclosure of detailed information about borrowings [line items]
Borrowings	1,699
Subsequent years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,389